UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21290

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

6631 Main Street Williamsville, NY (Address of principal executive offices)	14221 (Zip code)

Harvey Neiman

Neiman Funds

6631 Main Street

Williamsville, NY 14221

(Name and address of agent for service)

Registrant’s telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedules of Investments.

Neiman Large Cap Value Fund

			Schedule of Investments
		June 30, 2016 (Unaudited)
Shares/Principal Amount			Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
9,500	Aflac Incorporated		$ 685,520
7,000	Reinsurance Group of America Incorporated +		678,930
			1,364,450	5.42%

Agricultural Chemicals
6,800	Agrium Inc. (Canada) +		614,856	2.44%

Aircraft Engines & Engine Parts
6,300	United Technologies Corp.		646,065	2.57%

Computer Storage Devices
14,100	Western Digital Corporation +		666,366	2.65%

Electronic Computers
6,600	Apple Inc.		630,960	2.51%

Electric Services
9,800	American Electric Power Co. Inc. +		686,882
12,700	Southern Co. +		681,101
			1,367,983	5.44%

Electronic & Other Electrical Equipment (No Computer Equipment)
12,600	Emerson Electric Co. +		657,216	2.61%

Fire, Marine & Casualty Insurance
12,300	Axis Capital Holdings Limited (Bermuda) +		676,500
5,080	Chubb Limited +		664,007
			1,340,507	5.33%

Gas & Other Services Combined
4,900	Sempra Energy		558,698	2.22%

Hospitals & Medical Service Plans
5,900	Aetna Inc. +		720,567
4,600	UnitedHealth Group, Inc.		649,520
			1,370,087	5.44%

Men's & Boy's Furnishings, Work Clothing & Allied Garment
10,600	VF Corp.		651,794	2.59%

Motor Vehicles & Passenger Car Bodies
800	Toyota Motor Corporation * ** +		79,992	0.32%

Motor Vehicle Parts & Accessories
5,700	Honeywell International Inc.		663,024	2.63%

National Commercial Banks
8,100	The PNC Financial Services Group, Inc.		659,259	2.62%

Petroleum Refining
6,500	Chevron Corp.		681,395
7,200	Exxon Mobil Corporation +		674,928
8,300	Phillips 66 +		658,522
12,900	Valero Energy Corporation		657,900
			2,672,745	10.62%

Pharmaceutical Preparations
5,600	Johnson & Johnson		679,280	2.70%

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers
12,500	The Dow Chemical Company		621,375	2.47%

Radio & TV Broadcasting & Communications Equipment
12,400	QUALCOMM Incorporated		664,268	2.64%

Railroads, Line-Haul Operating
11,200	Canadian National Railway Company (Canada) +		661,472
7,400	Union Pacific Corporation		645,650
			1,307,122	5.19%

Retail - Eating Places
5,200	McDonald's Corp.		625,768	2.49%

Retail - Variety Stores
4,500	Costco Wholesale Corp. +		706,680	2.81%

Rubber & Plastic Footwear
12,900	Nike Inc. Class B +		712,080	2.83%

Search, Detection, Navigation, Guidance, Aeronautical Systems
5,500	Raytheon Company +		747,725	2.97%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,800	Procter & Gamble Co. +		660,426	2.62%

Tobacco Products
9,500	Altria Group Inc. +		655,120
7,200	Philip Morris International, Inc. +		732,384
13,000	Reynolds American Inc.		701,090
			2,088,594	8.30%

Total for Common Stocks (Cost $17,753,998)			22,757,320	90.43%

Money Market Funds
2,964,287	Fidelity Institutional Money Market - Money Market Portfolio -
	Class I 0.42% ***		2,964,287	11.78%
Total for Money Market Funds (Cost $2,964,287)

	Total Investments		25,721,607	102.21%
	(Cost $20,718,285)

	Liabilities in Excess of Other Assets		(555,510)	-2.21%

	Net Assets		$ 25,166,097	100.00%

+ Portion or all of the security is pledged as collateral for call options written.
* Non-Income Producing Security.
** ADR - American Depository Receipt.
*** The Yield Rate shown represents the 7-day yield at June 30, 2016.

Neiman Large Cap Value Fund

			Schedule of Written Options
		June 30, 2016 (Unaudited)
Underlying Security		Shares Subject	Fair Value
Expiration Date/Exercise Price		to Call

Aetna Inc.
July 2016 Calls @ 120.00		1,100	$ 3,619
July 2016 Calls @ 125.00		1,500	1,260
			4,879

Agrium Inc. (Canada)
July 2016 Calls @ 95.00		1,800	990

Altria Group Inc.
July 2016 Calls @ 65.00		2,700	10,800

American Electric Power Co. Inc.
August 2016 Calls @ 67.50		2,200	7,040

Axis Capital Holdings Limited (Bermuda)
September 2016 Calls @ 55.00		3,300	4,950
September 2016 Calls @ 60.00		2,500	1,125
			6,075

Canadian National Railway Company
July 2016 Calls @ 65.00		1,800	70
July 2016 Calls @ 70.00		1,400	700
			970

Chubb Limited
July 2016 Calls @ 130.00		700	7,910
July 2016 Calls @ 135.00		1,800	13,320
			21,230

Costco Wholesale Corp.
September 2016 Calls @ 160.00		1,200	1,056

Emerson Electric Co.
September 2016 Calls @ 60.00		1,700	170

Exxon Mobil Corporation
July 2016 Calls @ 90.00		1,300	5,096

Nike Inc. Class B
July 2016 Calls @ 65.00		2,400	24
July 2016 Calls @ 67.50		3,000	-
			24

Philip Morris International, Inc.
September 2016 Calls @ 105.00		1,800	2,592

Phillips 66
August 2016 Calls @ 95.00		1,900	190

Procter & Gamble Co.
July 2016 Calls @ 85.00		2,300	1,265

Raytheon Company
August 2016 Calls @ 135.00		1,100	3,905

Reinsurance Group of America Incorporated
July 2016 Calls @ 100.00		1,700	3,400
July 2016 Calls @ 105.00		1,300	2,535
			5,935

Southern Co.
August 2016 Calls @ 52.50		2,400	3,768

Toyota Motor Corporation **
July 2016 Calls @ 115.00		800	88

Western Digital Corporation
July 2016 Calls @ 52.50		2,200	528

Total (Premiums Received $63,086)			$ 76,601

+ Portion or all of the security is pledged as collateral for call options written.
* Non-Income Producing Security.
** ADR - American Depository Receipt.
*** The Yield Rate shown represents the 7-day yield at June 30, 2016.

See accompanying notes to Schedules of Investments

Neiman Balanced Allocation Fund
	Schedule of Investments
	June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds
15,382	AB Large Cap Growth Fund - Class I	$ 613,135
32,226	Cohen & Steers Real Estate Securities Fund - Class I	507,889
89,997	DoubleLine Total Return Bond Fund - Class I	983,663
8,398	Fidelity® 500 Index Fund - Investor Class	622,695
14,399	Fidelity® Total Market Index Fund - Investor Class	870,554
72,260	Fidelity® U.S. Bond Index Fund - Investor Class	864,235
17,084	FMI International Fund	497,146
94,042	Frost Total Return Bond Fund Institutional Class	984,623
111,149	Neiman Large Cap Value Fund - No Load Class +	2,855,407
49,008	Neiman Opportunities Fund - Class A +	497,432
82,790	PIMCO Income Fund - Institutional Class	984,372
56,523	Schwab Fundamental Emerging Markets Large Company Index Fund	388,876
44,401	Schwab International Index Fund®	750,821
12,938	Wells Fargo Advantage Special Small Cap Value Fund - Class A	368,870
Total for Mutual Funds (Cost $11,237,125)		11,789,718	99.71%

Money Market Funds
51,585	Fidelity Institutional Money Market - Money Market Portfolio -
	Class I 0.42% **	51,585	0.44%
Total for Money Market Funds (Cost $51,585)

	Total Investments	11,841,303	100.15%
	(Cost $11,288,710)

	Liabilities in Excess of Other Assets	(18,132)	-0.15%

	Net Assets	$ 11,823,171	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** The Yield Rate shown represents the 7-day yield at June 30, 2016.

See accompanying notes to Schedules of Investments

Neiman Tactical Income Fund

	Schedule of Investments
	June 30, 2016 (Unaudited)
Shares		Fair Value	% of Net Assets

Mutual Funds

126,361	Lord Abbett High Yield Fund – Class I	$ 912,327
41,835	PIMCO Income Fund – Institutional Class	497,422
300	RidgeWorth High Income Fund – Class I	1,857
Total for Mutual Funds (Cost $1,482,854)		1,411,606	7.01%

Exchange Traded Funds
9,199	iShares® Core U.S. Aggregate Bond ETF	1,035,946
26,909	iShares® iBoxx $ High Yield Corporate Bond ETF	2,279,192
19,284	iShares® J.P. Morgan USD Emerging Markets Bond ETF	2,220,553
7,610	iShares® 20+ Year Treasury Bond ETF	1,057,029
9,519	PIMCO Total Return Active ETF	1,022,055
85,728	SPDR® Barclays High Yield Bond ETF	2,313,799
63,199	SPDR® Barclays Short Term High Yield Bond ETF	2,255,572
22,825	SPDR® DoubleLine Total Return Tactical ETF	1,139,424
36,000	Vanguard Total International Bond ETF	2,005,200
Total for Exchange Traded Funds (Cost $14,900,610)		15,328,770	76.12%

Money Market Funds
3,433,526	Fidelity Institutional Money Market - Money Market Portfolio -
	Class I 0.42% **	3,433,526
Total for Money Market Funds (Cost $3,433,526)		3,433,526	17.05%

	Total Investments	20,173,902	100.18%
	(Cost $19,816,990)

	Liabilities in Excess of Other Assets	(36,414)	-0.18%

	Net Assets	$ 20,137,488	100.00%

* Non-Income producing security.
** The Yield Rate shown represents the 7-day yield at June 30, 2016.

See accompanying notes to Schedules of Investments

Neiman Opportunities Fund

		Schedule of Investments
	June 30, 2016 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Agriculture Services
910	VCA Inc. *	$ 61,525	2.42%

Commercial Banks, NEC
855	Macro Bank Inc. **	63,458	2.50%

Cutlery, Handtools & General Hardware
515	Stanley Black & Decker, Inc.	57,278	2.26%

Electric & Other Services Combined
950	ALLETE, Inc.	61,399	2.42%

Electric Housewares & Fans
565	Helen of Troy Limited *	58,105	2.29%

Electronic Computers
885	Nice Ltd. **	56,507	2.23%

Fire, Marine & Casualty Insurance
795	Arch Capital Group Ltd. * (Bermuda)	57,240
1,025	Axis Capital Holdings Limited (Bermuda)	56,375
825	Cincinnati Financial Corporation	61,784
1,695	The Progressive Corporation	56,783
855	RLI Corp.	58,807
1,205	Validus Holdings, Ltd. (Bermuda)	58,551
		349,540	13.77%

Semiconductors & Related Devices
1,345	NVIDIA Corporation	63,228	2.49%

Services - Business Services, NEC
1,805	Ritchie Bros. Auctioneers Incorporated (Canada)	60,973
1,835	WNS (Holdings) Limited * **	49,545
		110,518	4.35%

Services - Computer Integrated Systems Design
715	Jack Henry & Associates, Inc.	62,398
1,840	Sykes Enterprises, Incorporated *	53,286
		115,684	4.57%

Services - Computer Programming Services
985	Amdocs Limited	56,854	2.24%

Services - Help Supply Services
1,545	AMN Healthcare Services, Inc.	61,754	2.43%

Services - Management Consulting Services
1,195	CGI Group Inc. (Canada) *	51,038	2.01%

Surgical & Medical Instruments & Apparatus
370	Teleflex Incorporated	65,605	2.59%

Switchgear & Switchboard Apparatus
485	Littelfuse, Inc.	57,322	2.26%

Wholesale - Machinery, Equipment & Supplies
1,240	Applied Industrial Technologies	55,974	2.21%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
335	Henry Schein, Inc. *	59,228	2.33%

Total for Common Stocks (Cost $1,373,963)		1,405,017	55.37%

Exchange Traded Funds
685	SPDR® S&P 400 Mid Cap Value ETF	56,685
565	SPDR® S&P 600 Small Cap Value ETF	56,538
Total for Exchange Traded Funds (Cost $113,268)		113,223	4.46%

Real Estate Investment Trusts
580	PS Business Parks, Inc.	61,526	2.42%
Total for Real Estate Investment Trusts (Cost $58,612)

Money Market Funds
960,809	Fidelity Institutional Money Market - Money Market Portfolio -
	Class I 0.42% ***	960,809	37.86%
Total for Money Market Funds (Cost $960,809)

	Total Investments	2,540,575	100.11%
	(Cost $2,506,652)

	Liabilities in Excess of Other Assets	(2,784)	-0.11%

	Net Assets	$ 2,537,791	100.00%

* Non-Income Producing Security.
** ADR - American Depository Receipt.
*** The Yield Rate shown represents the 7-day yield at June 30, 2016.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUNDS

(Unaudited)

1. SECURITY TRANSACTIONS

As of June 30, 2016, the Neiman Funds (the “Trust”) consists of Neiman Large Cap Value Fund (“Large Cap Fund”), Neiman Balanced Allocation Fund (“Balanced Allocation Fund”), Neiman Tactical Income Fund (“Tactical Income Fund”) and Neiman Opportunities Fund (“Opportunities Fund”) (collectively, the “Funds”). For federal income tax purposes, at June 30, 2016 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Large Cap Fund	Balanced Allocation Fund	Tactical Income Fund	Opportunities Fund
Cost of Investments	$20,718,285	$11,288,710	$19,816,990	$2,506,652
Premiums Received
from Options Written	$63,086
Gross Unrealized Appreciation	$5,253,243	$628,621	$443,540	$51,785
Gross Unrealized Depreciation	($263,436)	($76,028)	($86,628)	($17,862)
Net Unrealized Appreciation
(Depreciation) on Investments	$4,989,807	$552,593	$356,912	$33,923

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writers of the option bear the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 4.

FEDERAL INCOME TAXES:

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify its major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the three month period ended June 30, 2016, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OFFSETTING ASSETS & LIABILITIES:

The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. During the 3 month period ended June 30, 2016, the Funds were not subject to any master netting arrangements. See Note 4.

OTHER:

The Funds record security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. The Funds use specific identification methods in computing gain and loss on sales of investment securities. Capital gain distributions from underlying investments are recorded on the ex-date. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

EXPENSES:

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prorata to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets

3.) SECURITIES VALUATIONS:

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (commons stocks including ADRs, REITS and exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Mutual funds. Mutual funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Short positions (including written options). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

Fixed income securities. Fixed income securities are valued by a pricing service when the Funds’ Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Funds’ Adviser, subject to Board review. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets and liablities measured at fair value as of June 30, 2016:

Large Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$22,757,320	$0	$0	$22,757,320
Money Market Funds	2,964,287	0	0	2,964,287
Total	$25,721,607	$0	$0	$25,721,607

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$76,601	$0	$76,601
Total	$0	$76,601	$0	$76,601

Balanced Allocation Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,789,718	$0	$0	$11,789,718
Money Market Funds	51,585	0	0	51,585
Total	$11,841,303	$0	$0	$11,841,303

Tactical Income Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,411,606	$0	$0	$1,411,606
Exchange Traded Funds	15,328,770	0	0	15,328,770
Money Market Funds	3,433,526	0	0	3,433,526
Total	$20,173,902	$0	$0	$20,173,902

Opportunities Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,405,017	$0	$0	$1,405,017
Exchange Traded Funds	113,223	0	0	113,223
Real Estate Investment Trusts	61,526	0	0	61,526
Money Market Funds	960,809	0	0	960,809
Total	$2,540,575	$0	$0	$2,540,575

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any Level 3 assets or liabilities during the three month period ended June 30, 2016. There were no transfers into or out of the levels during the three month period ended June 30, 2016. It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

4. WRITTEN OPTIONS

As of June 30, 2016, Large Cap Fund portfolio securities valued at $3,634,287 were held by the Fund as collateral for options written by the Fund.

The Large Cap Fund’s transactions in written options during the three month period ended June 30, 2016 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2016	628	$87,687
Options written	455	47,943
Options expired	(330)	(35,724)
Options exercised	(68)	(6,807)
Options terminated	(226)	(30,013)
Options outstanding at June 30, 2016	459	$63,086

The locations on the statement of assets and liabilities of the Large Cap Fund's derivative positions, which are not     accounted for as hedging instruments under GAAP, is as follows:

                                     Liability

                                               Derivatives

Call options written                     ($76,601)

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended June 30, 2016 by the Large Cap Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                          Unrealized

                                   Location             Gain/(Loss)                  Location

                                     Gain/(Loss)

Equity contracts       Realized Gain/                                 Change In Unrealized

                            (Loss) on Options          $24,173        Appreciation/(Depreciation)               ($265)

                                    Written                                           on Options Written

The selling of covered call options may tend to reduce volatility of the Large Cap Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Large Cap Fund’s gain on the underlying securities. Written call options expose the Large Cap Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Balanced Allocation Fund, Tactical Income Fund and Opportunities Fund did not engage in derivative transactions during the three month period ended June 30, 2016.

The table below shows offsetting assets and liabilities relating to options written shown on the statement of Assets and Liabilities as of June 30, 2016.

Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount

Written
Options	$76,601	$0	$76,601	$0	$76,601	$0

5. AFFILIATED FUND TRANSACTIONS

The Balanced Allocation Fund’s holding and transaction in the Large Cap Fund, an affiliated fund, during the three month period ended June 30, 2016 were as follows:

Shares Held at March 31, 2016	122,803
Purchases	2,054
Sales	(13,708)
Shares Held at June 30, 2016	111,149

Also as of June 30, 2016, the Balanced Allocation Fund’s holding and transaction in the Opportunities Fund, an affiliated fund, were as follows:

Shares Held at March 31, 2016	0
Purchases	49,008
Sales	0
Shares Held at June 30, 2016	49,008

The aggregate cost and value of Balanced Allocation Fund’s investment in the Large Cap Fund at June 30, 2016 was $2,378,460 and $2,855,407, respectively. The investment represented 24.15% of total net assets of the Balanced Allocation Fund as of June 30, 2016. For the three month period ended June 30, 2016, the Balanced Allocation received dividend income totaling $11,607 and no capital gain distributions from the Large Cap Fund. In addition, for the three month period ended June 30, 2016, the Balanced Allocation Fund generated $12,427 in realized loss on sales of the Large Cap Fund.

The aggregate cost and value of Balanced Allocation Fund’s investment in the Opportunities Fund at June 30, 2016 was $486,168 and $497,432, respectively. The investment represented 4.21% of total net assets of the Balanced Allocation Fund as of June 30, 2016. For the three month period ended June 30, 2016, the Balanced Allocation received no dividend income or capital gain distributions from the Opportunities Fund. In addition, for the three month period ended June 30, 2016, the Balanced Allocation Fund generated no realized gain or loss on the sale of the Opportunities Fund.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:                    8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Harvey Neiman

      Harvey Neiman

      President

Date:                    8/24/2016

By: /s/Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date:                    8/24/16